Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
U.S. Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Costs and Amounts Recognized in Other Comprehensive Income (Loss)
The components of net periodic pension and postretirement benefit costs, as well as other amounts recognized in other comprehensive income (loss), are shown below.

	Years Ended December 31,
	Pension Benefits			Postretirement Benefits
(in thousands)	2012	2011	2010	2012	2011	2010
Net periodic benefit cost
Service cost	$8,801	$7,055	$6,755	$1,885	$1,514	$1,336
Interest cost	9,583	9,079	8,559	3,052	3,158	3,277
Expected return on plan assets	(13,264)	(11,445)	(9,689)	(1,492)	(1,595)	(1,627)
Amortization of prior service cost	210	306	292	9	8	9
Amortization of actuarial net loss (gain)	5,329	3,203	3,371	(66)	(602)	(439)
Net periodic benefit cost	10,659	8,198	9,288	3,388	2,483	2,556
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Actuarial net loss (gain)	25,509	37,484	(7,530)	2,442	5,072	(1,754)
Prior service cost	0	0	1,193	0	0	0
Amortization of actuarial net (loss) gain	(5,329)	(3,203)	(3,371)	66	602	439
Amortization of prior service cost	(210)	(306)	(292)	(9)	(8)	(9)
Total recognized in other comprehensive income (loss)	19,970	33,975	(10,000)	2,499	5,666	(1,324)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$30,629	$42,173	$(712)	$5,887	$8,149	$1,232

Schedule of Amounts to be Amortized from Accumulated Other Comprehensive Loss in Next Fiscal Year
The estimated amounts to be amortized from accumulated other comprehensive loss into net periodic benefit cost during 2013 are shown in the table below.

(in thousands)	Pension Benefits	Postretirement Benefits
Actuarial net loss	$7,203	$0
Prior service cost	14	9

Schedule Of Changes In the Plans' Benefit Obligations And Assets
Changes in the plans’ benefit obligations and assets follow.

	Years Ended December 31,
	Pension Benefits		Postretirement Benefits
(in thousands)	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$191,061	$154,579	$64,483	$58,770
Service cost	8,801	7,055	1,885	1,514
Interest cost	9,583	9,079	3,052	3,158
Actuarial net loss	31,760	26,505	2,224	4,324
Benefits paid	(6,453)	(6,157)	(3,547)	(3,283)
Benefit obligation at end of year	234,752	191,061	68,097	64,483
Change in plan assets
Fair value of plan assets at beginning of year	129,086	112,143	25,903	26,623
Actual return on plan assets	19,515	466	1,274	847
Employer contributions	22,584	22,634	1,642	1,716
Benefits paid	(6,453)	(6,157)	(3,547)	(3,283)
Fair value of plan assets at end of year	164,732	129,086	25,272	25,903
Funded status	$(70,020)	$(61,975)	$(42,825)	$(38,580)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(2,442)	$(2,443)	$(1,900)	$(1,800)
Noncurrent liabilities	(67,578)	(59,532)	(40,925)	(36,780)
	$(70,020)	$(61,975)	$(42,825)	$(38,580)
Amounts recognized in accumulated other comprehensive loss
Actuarial net loss (gain)	$115,211	$95,031	$(3,338)	$(5,846)
Prior service (credit) cost	(1,102)	(892)	18	27
	$114,109	$94,139	$(3,320)	$(5,819)

Assumptions to Calculate the Results of Our Retirement Plans
We used the following assumptions to calculate the results of our retirement plans:

	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31,
Discount rate	5.000%	5.875%	5.875%	5.000%	5.875%	5.875%
Expected long-term rate of return on plan assets	9.00%	9.00%	9.00%	6.25%	6.25%	6.25%
Rate of projected compensation increase	3.50%	3.50%	4.00%
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate	4.125%	5.000%	5.875%	4.125%	5.000%	5.875%
Rate of projected compensation increase	3.50%	3.50%	3.50%

Fair Value of Pension and Postretirement Benefit Plans Assets
The following table provides information on the fair value of our pension and postretirement benefit plans assets, as well as the related level within the fair value hierarchy.

	December 31, 2012				December 31, 2011
		Fair Value Measurements Using				Fair Value Measurements Using
(in thousands)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension Plans
Equity securities:
U. S. companies	$114,491	$114,491	$0	$0	$89,659	$89,659	$0	$0
International companies	10,018	10,018	0	0	11,234	11,234	0	0
Real estate investment trusts	1,475	1,475	0	0	1,198	1,198	0	0
Common collective trust	15,479	0	15,479	0	11,898	0	11,898	0
Money market instruments	6,792	6,792	0	0	3,367	3,367	0	0
Mutual funds—fixed income	9,521	9,521	0	0	8,090	8,090	0	0
Cash and cash equivalents	5,743	5,743	0	0	3,198	3,198	0	0
Insurance contract	1,213	0	1,213	0	442	0	442	0
	$164,732	$148,040	$16,692	$0	$129,086	$116,746	$12,340	$0
Postretirement Plans
Insurance contract	$25,272	$0	$25,272	$0	$25,903	$0	$25,903	$0

Expected Benefit Payments
The expected benefit payments for the next ten years are as follows.

(in thousands)	Expected Pension Benefit Payments	Expected Postretirement Benefit Payments
2013	$7,176	$3,955
2014	7,820	3,825
2015	8,968	3,716
2016	9,762	3,593
2017	10,620	3,499
2018 through 2022	64,453	15,807

Foreign Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Costs and Amounts Recognized in Other Comprehensive Income (Loss)
The components of net periodic pension and postretirement benefit costs, as well as other amounts recognized in other comprehensive loss, for these foreign defined benefit retirement plans are shown below.

	Years Ended December 31,
	Pension Benefits			Postretirement Benefits
(in thousands)	2012	2011	2010	2012	2011	2010
Net periodic benefit cost
Service cost	$4,314	$4,510	$3,015	$28	$30	$25
Interest cost	5,345	5,881	5,447	111	153	146
Expected return on plan assets	(6,039)	(6,365)	(5,344)	0	0	0
Amortization of prior service (credit) cost	(144)	84	86	0	0	0
Amortization of transition (asset) obligation	0	0	(37)	53	53	52
Amortization of actuarial net loss	1,103	1,083	1,240	31	61	53
Settlement gain	(336)	0	0	0	0	0
Net periodic benefit cost	4,243	5,193	4,407	223	297	276
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Actuarial net loss (gain)	7,917	2,447	(723)	143	(374)	115
Prior service cost	2,041	0	49	0	0	0
Settlement gain	(581)	0	0	0	0	0
Amortization of transition asset (obligation)	0	0	37	(53)	(53)	(52)
Amortization of actuarial net loss	(1,103)	(1,083)	(1,240)	(31)	(61)	(53)
Amortization of prior service credit (cost)	144	(84)	(86)	0	0	0
Total recognized in other comprehensive income (loss)	8,418	1,280	(1,963)	59	(488)	10
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$12,661	$6,473	$2,444	$282	$(191)	$286

Schedule of Amounts to be Amortized from Accumulated Other Comprehensive Loss in Next Fiscal Year
The estimated amounts to be amortized from accumulated other comprehensive loss into net periodic benefit cost during 2013 are shown in the table below.

(in thousands)	Pension Benefits	Postretirement Benefits
Actuarial net loss	$1,430	$41
Prior service (credit) cost	(9)	0
Transition obligation	0	53

Schedule Of Changes In the Plans' Benefit Obligations And Assets
Changes in the benefit obligations and assets of the foreign defined benefit plans follow.

	Years Ended December 31,
	Pension Benefits		Postretirement Benefits
(in thousands)	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$112,656	$108,304	$2,596	$3,068
Service cost	4,314	4,510	28	30
Interest cost	5,345	5,881	111	153
Plan amendments	2,014	0	0	0
Employee contributions	687	662	0	0
Actuarial net (gain) loss	11,572	(1,392)	142	(391)
Benefits paid	(5,225)	(4,095)	(203)	(213)
Settlement gain	(910)	0	0	0
Foreign currency translation	5,045	(1,214)	69	(51)
Benefit obligation at end of year	135,498	112,656	2,743	2,596
Change in plan assets
Fair value of plan assets at beginning of year	108,177	103,364	0	0
Actual return on plan assets	9,714	2,364	0	0
Employer contributions	7,957	6,699	203	213
Employee contributions	687	662	0	0
Benefits paid	(5,225)	(4,095)	(203)	(213)
Foreign currency translation	5,082	(817)	0	0
Fair value of plan assets at end of year	126,392	108,177	0	0
Funded status	$(9,106)	$(4,479)	$(2,743)	$(2,596)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	$12,710	$11,494	$0	$0
Current liabilities	(394)	(384)	(149)	(206)
Noncurrent liabilities	(21,422)	(15,589)	(2,594)	(2,390)
	$(9,106)	$(4,479)	$(2,743)	$(2,596)
Amounts recognized in accumulated other comprehensive loss
Actuarial net loss	$39,156	$32,923	$627	$515
Prior service credit	(61)	(2,246)	0	0
Transition obligation	10	10	232	285
	$39,105	$30,687	$859	$800

Assumptions to Calculate the Results of Our Retirement Plans
The information in the table below provides the weighted-average assumptions used to calculate the results of our foreign defined benefit plans.

	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31,
Discount rate	4.65%	5.16%	5.52%	4.25%	5.00%	5.25%
Expected long-term rate of return on plan assets	5.46%	5.92%	5.92%
Rate of projected compensation increase	4.24%	4.63%	4.22%
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate	4.03%	4.65%	5.16%	4.00%	4.25%	5.00%
Rate of projected compensation increase	4.26%	4.24%	4.63%

Fair Value of Pension and Postretirement Benefit Plans Assets
The following table provides information on the fair value of our foreign pension plans assets, as well as the related level within the fair value hierarchy.

	December 31, 2012				December 31, 2011
		Fair Value Measurements Using				Fair Value Measurements Using
(in thousands)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension Plans
Equity securities:
U.S. companies	$6,927	$6,927	$0	$0	$5,833	$5,833	$0	$0
International companies	48,244	48,244	0	0	38,159	38,159	0	0
Debt securities—corporate	37,266	37,266	0	0	16,715	16,715	0	0
Debt securities—government	4,338	4,338	0	0	20,222	20,222	0	0
Mutual funds	52	52	0	0	0	0	0	0
Cash and cash equivalents	559	559	0	0	297	297	0	0
Pooled investment funds:
Equity securities—U.S. companies	888	0	888	0	825	0	825	0
Equity securities—international companies	10,908	0	10,908	0	8,735	0	8,735	0
Debt securities—corporate	693	0	693	0	690	0	690	0
Debt securities—government	901	0	901	0	779	0	779	0
Money market instruments	0	0	0	0	1,635	0	1,635	0
Cash and cash equivalents	482	0	482	0	333	0	333	0
Property	4,409	0	4,409	0	4,166	0	4,166	0
Insurance contract	10,725	0	10,725	0	9,788	0	9,788	0
	$126,392	$97,386	$29,006	$0	$108,177	$81,226	$26,951	$0

Expected Benefit Payments
The expected benefit payments for the next ten years are as follows:

(in thousands)	Expected Pension Benefit Payments	Expected Postretirement Benefit Payments
2013	$4,540	$149
2014	3,513	154
2015	4,543	158
2016	3,711	161
2017	5,594	162
2018 through 2022	21,535	806

U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Plans With the Benefit Obligation in Excess of the Fair Market Value of Plan Assets
The first table below shows information on domestic pension plans with the accumulated benefit obligation in excess of plan assets. The second table presents information on domestic pension plans with the projected benefit obligation in excess of plan assets.

	December 31,
(in thousands)	2012	2011
Plans with the accumulated benefit obligation in excess of the fair market value of plan assets
Projected benefit obligation	$67,123	$189,260
Accumulated benefit obligation	63,831	157,444
Fair market value of plan assets	31,501	127,323

	December 31,
(in thousands)	2012	2011
Plans with the projected benefit obligation in excess of the fair market value of plan assets
Projected benefit obligation	$234,752	$191,061
Fair market value of plan assets	164,732	129,086

U.S. Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates at December 31 are shown in the table below. The expected health care cost trend rate for 2012 was 8.0%.

	December 31,
	2012	2011
Health care cost trend rate assumed for next year	7.5%	8.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.75%
Year that the rate reaches the ultimate trend rate	2018	2017

One-Percentage Point Change In Assumed Health Care Cost Trend Rate
A one-percentage point change in the assumed health care cost trend rate would have the following effects:

(in thousands)	1% Increase	1% Decrease
Effect on accumulated postretirement benefit obligation as of December 31, 2012	$9,473	$(7,415)
Effect on net periodic postretirement benefit cost in 2012	1,023	(769)

Foreign Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Plans With the Benefit Obligation in Excess of the Fair Market Value of Plan Assets
The first table below shows information on foreign plans with the accumulated benefit obligation in excess of plan assets. The second table shows information on plans with the projected benefit obligation in excess of plan assets.

	December 31,
(in thousands)	2012	2011
Plans with the accumulated benefit obligation in excess of the fair market value of plan assets
Projected benefit obligation	$35,983	$38,758
Accumulated benefit obligation	25,322	30,902
Fair market value of plan assets	14,167	22,785

	December 31,
(in thousands)	2012	2011
Plans with the projected benefit obligation in excess of the fair market value of plan assets
Projected benefit obligation	$35,983	$38,758
Fair market value of plan assets	14,167	22,785

Foreign Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates at December 31 are shown in the table below.

	December 31,
	2012	2011
Health care cost trend rate assumed for next year	5.0%	5.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2012	2012

One-Percentage Point Change In Assumed Health Care Cost Trend Rate
A one-percentage point change in the assumed health care cost trend rate would have the following effects:

(in thousands)	1% Increase	1% Decrease
Effect on accumulated postretirement benefit obligation as of December 31, 2012	$237	$(185)
Effect on net periodic postretirement benefit cost in 2012	16	(12)